Distribution Date:	09/16/22	Wells Fargo Commercial Mortgage Trust 2019-C53
Determination Date:	09/12/22
Next Distribution Date:	10/17/22
Record Date:	08/31/22	Commercial Mortgage Pass-Through Certificates
Series 2019-C53

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Wells Fargo Commercial Mortgage Securities, Inc.
Certificate Factor Detail	3		Anthony Sfarra	(212) 214-5613	Anthony.Sfarra@wellsfargo.com
Certificate Interest Reconciliation Detail	4		375 Park Avenue, 2nd Floor, J0127-023 | New York, NY 10152 | United States
		Master Servicer	Wells Fargo Bank, National Association
Additional Information	5
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Bond / Collateral Reconciliation - Cash Flows	6
			Three Wells Fargo, MAC D1050-084, 401 S. Tryon Street, 8th Floor | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	Midland Loan Services, a Division of PNC Bank, National
Current Mortgage Loan and Property Stratification	8-12		Association
Mortgage Loan Detail (Part 1)	13-15		Executive Vice President - Division Head	(913) 253-9001
			10851 Mastin Street, Building 82, Suite 700 | Overland Park, KS 66210 | United States
Mortgage Loan Detail (Part 2)	16-18
		Operating Advisor & Asset	Park Bridge Lender Services LLC
Principal Prepayment Detail	19	Representations Reviewer
Historical Detail	20		David Rodgers	(212) 230-9025
Delinquency Loan Detail	21		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
		Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	22		Bank, N.A.
Specially Serviced Loan Detail - Part 1	23		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Specially Serviced Loan Detail - Part 2	24				trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	25
		Trustee	Wilmington Trust, National Association
Historical Liquidated Loan Detail	26		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
Historical Bond / Collateral Loss Reconciliation Detail	27		1100 North Market Street | Wilmington, DE 19890 | United States
Interest Shortfall Detail - Collateral Level	28
Supplemental Notes	29

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 29

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	95002BAA1	2.039000%	20,689,000.00	12,075,350.57	402,846.94	20,518.03	0.00	0.00	423,364.97	11,672,503.63	30.39%	30.00%
A-2	95002BAB9	2.899000%	45,608,000.00	45,608,000.00	0.00	110,181.33	0.00	0.00	110,181.33	45,608,000.00	30.39%	30.00%
A-SB	95002BAC7	2.964000%	33,381,000.00	33,381,000.00	0.00	82,451.07	0.00	0.00	82,451.07	33,381,000.00	30.39%	30.00%
A-3	95002BAD5	2.787000%	131,000,000.00	131,000,000.00	0.00	304,247.50	0.00	0.00	304,247.50	131,000,000.00	30.39%	30.00%
A-4	95002BAE3	3.040000%	260,842,000.00	260,842,000.00	0.00	660,799.73	0.00	0.00	660,799.73	260,842,000.00	30.39%	30.00%
A-S	95002BAH6	3.322000%	29,842,000.00	29,842,000.00	0.00	82,612.60	0.00	0.00	82,612.60	29,842,000.00	26.09%	25.75%
B	95002BAJ2	3.514000%	36,864,000.00	36,864,000.00	0.00	107,950.08	0.00	0.00	107,950.08	36,864,000.00	20.77%	20.50%
C	95002BAK9	3.577000%	38,619,000.00	38,619,000.00	0.00	115,116.80	0.00	0.00	115,116.80	38,619,000.00	15.20%	15.00%
D	95002BAL7	2.500000%	26,332,000.00	26,332,000.00	0.00	54,858.33	0.00	0.00	54,858.33	26,332,000.00	11.40%	11.25%
E-RR	95002BAP8	4.064439%	16,676,000.00	16,676,000.00	0.00	56,482.16	0.00	0.00	56,482.16	16,676,000.00	8.99%	8.88%
F-RR	95002BAR4	4.064439%	10,533,000.00	10,533,000.00	0.00	35,675.61	0.00	0.00	35,675.61	10,533,000.00	7.47%	7.38%
G-RR	95002BAT0	4.064439%	8,777,000.00	8,777,000.00	0.00	29,727.98	0.00	0.00	29,727.98	8,777,000.00	6.20%	6.13%
H-RR	95002BAV5	4.064439%	8,777,000.00	8,777,000.00	0.00	29,727.98	0.00	0.00	29,727.98	8,777,000.00	4.94%	4.88%
J-RR	95002BAX1	4.064439%	7,022,000.00	7,022,000.00	0.00	23,783.74	0.00	0.00	23,783.74	7,022,000.00	3.93%	3.88%
K-RR	95002BAZ6	4.064439%	7,899,000.00	7,899,000.00	0.00	26,754.17	0.00	0.00	26,754.17	7,899,000.00	2.79%	2.75%
L-RR	95002BBB8	4.064439%	19,310,519.00	19,310,519.00	0.00	65,149.17	0.00	0.00	65,149.17	19,310,519.00	0.00%	0.00%
V	95002BBG7	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	95002BBE2	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			702,171,519.00	693,557,869.57	402,846.94	1,806,036.28	0.00	0.00	2,208,883.22	693,155,022.63

X-A	95002BAF0	1.136672%	491,520,000.00	482,906,350.57	0.00	457,421.88	0.00	0.00	457,421.88	482,503,503.63
X-B	95002BAG8	0.581739%	105,325,000.00	105,325,000.00	0.00	51,059.72	0.00	0.00	51,059.72	105,325,000.00
X-D	95002BBC6	1.564439%	26,332,000.00	26,332,000.00	0.00	34,329.01	0.00	0.00	34,329.01	26,332,000.00
Notional SubTotal			623,177,000.00	614,563,350.57	0.00	542,810.61	0.00	0.00	542,810.61	614,160,503.63

Deal Distribution Total					402,846.94	2,348,846.89	0.00	0.00	2,751,693.83

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 29

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	95002BAA1	583.66042680	19.47155203	0.99173619	0.00000000	0.00000000	0.00000000	0.00000000	20.46328822	564.18887476
A-2	95002BAB9	1,000.00000000	0.00000000	2.41583341	0.00000000	0.00000000	0.00000000	0.00000000	2.41583341	1,000.00000000
A-SB	95002BAC7	1,000.00000000	0.00000000	2.47000000	0.00000000	0.00000000	0.00000000	0.00000000	2.47000000	1,000.00000000
A-3	95002BAD5	1,000.00000000	0.00000000	2.32250000	0.00000000	0.00000000	0.00000000	0.00000000	2.32250000	1,000.00000000
A-4	95002BAE3	1,000.00000000	0.00000000	2.53333332	0.00000000	0.00000000	0.00000000	0.00000000	2.53333332	1,000.00000000
A-S	95002BAH6	1,000.00000000	0.00000000	2.76833322	0.00000000	0.00000000	0.00000000	0.00000000	2.76833322	1,000.00000000
B	95002BAJ2	1,000.00000000	0.00000000	2.92833333	0.00000000	0.00000000	0.00000000	0.00000000	2.92833333	1,000.00000000
C	95002BAK9	1,000.00000000	0.00000000	2.98083327	0.00000000	0.00000000	0.00000000	0.00000000	2.98083327	1,000.00000000
D	95002BAL7	1,000.00000000	0.00000000	2.08333321	0.00000000	0.00000000	0.00000000	0.00000000	2.08333321	1,000.00000000
E-RR	95002BAP8	1,000.00000000	0.00000000	3.38703286	0.00000000	0.00000000	0.00000000	0.00000000	3.38703286	1,000.00000000
F-RR	95002BAR4	1,000.00000000	0.00000000	3.38703218	0.00000000	0.00000000	0.00000000	0.00000000	3.38703218	1,000.00000000
G-RR	95002BAT0	1,000.00000000	0.00000000	3.38703202	0.00000000	0.00000000	0.00000000	0.00000000	3.38703202	1,000.00000000
H-RR	95002BAV5	1,000.00000000	0.00000000	3.38703202	0.00000000	0.00000000	0.00000000	0.00000000	3.38703202	1,000.00000000
J-RR	95002BAX1	1,000.00000000	0.00000000	3.38703218	0.00000000	0.00000000	0.00000000	0.00000000	3.38703218	1,000.00000000
K-RR	95002BAZ6	1,000.00000000	0.00000000	3.38703254	0.00000000	0.00000000	0.00000000	0.00000000	3.38703254	1,000.00000000
L-RR	95002BBB8	1,000.00000000	0.00000000	3.37376587	0.01326686	0.25705316	0.00000000	0.00000000	3.37376587	1,000.00000000
V	95002BBG7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	95002BBE2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	95002BAF0	982.47548537	0.00000000	0.93062720	0.00000000	0.00000000	0.00000000	0.00000000	0.93062720	981.65589117
X-B	95002BAG8	1,000.00000000	0.00000000	0.48478253	0.00000000	0.00000000	0.00000000	0.00000000	0.48478253	1,000.00000000
X-D	95002BBC6	1,000.00000000	0.00000000	1.30369930	0.00000000	0.00000000	0.00000000	0.00000000	1.30369930	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 29

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	08/01/22 - 08/30/22	30	0.00	20,518.03	0.00	20,518.03	0.00	0.00	0.00	20,518.03	0.00
A-2	08/01/22 - 08/30/22	30	0.00	110,181.33	0.00	110,181.33	0.00	0.00	0.00	110,181.33	0.00
A-SB	08/01/22 - 08/30/22	30	0.00	82,451.07	0.00	82,451.07	0.00	0.00	0.00	82,451.07	0.00
A-3	08/01/22 - 08/30/22	30	0.00	304,247.50	0.00	304,247.50	0.00	0.00	0.00	304,247.50	0.00
A-4	08/01/22 - 08/30/22	30	0.00	660,799.73	0.00	660,799.73	0.00	0.00	0.00	660,799.73	0.00
X-A	08/01/22 - 08/30/22	30	0.00	457,421.88	0.00	457,421.88	0.00	0.00	0.00	457,421.88	0.00
X-B	08/01/22 - 08/30/22	30	0.00	51,059.72	0.00	51,059.72	0.00	0.00	0.00	51,059.72	0.00
X-D	08/01/22 - 08/30/22	30	0.00	34,329.01	0.00	34,329.01	0.00	0.00	0.00	34,329.01	0.00
A-S	08/01/22 - 08/30/22	30	0.00	82,612.60	0.00	82,612.60	0.00	0.00	0.00	82,612.60	0.00
B	08/01/22 - 08/30/22	30	0.00	107,950.08	0.00	107,950.08	0.00	0.00	0.00	107,950.08	0.00
C	08/01/22 - 08/30/22	30	0.00	115,116.80	0.00	115,116.80	0.00	0.00	0.00	115,116.80	0.00
D	08/01/22 - 08/30/22	30	0.00	54,858.33	0.00	54,858.33	0.00	0.00	0.00	54,858.33	0.00
E-RR	08/01/22 - 08/30/22	30	0.00	56,482.16	0.00	56,482.16	0.00	0.00	0.00	56,482.16	0.00
F-RR	08/01/22 - 08/30/22	30	0.00	35,675.61	0.00	35,675.61	0.00	0.00	0.00	35,675.61	0.00
G-RR	08/01/22 - 08/30/22	30	0.00	29,727.98	0.00	29,727.98	0.00	0.00	0.00	29,727.98	0.00
H-RR	08/01/22 - 08/30/22	30	0.00	29,727.98	0.00	29,727.98	0.00	0.00	0.00	29,727.98	0.00
J-RR	08/01/22 - 08/30/22	30	0.00	23,783.74	0.00	23,783.74	0.00	0.00	0.00	23,783.74	0.00
K-RR	08/01/22 - 08/30/22	30	0.00	26,754.17	0.00	26,754.17	0.00	0.00	0.00	26,754.17	0.00
L-RR	08/01/22 - 08/30/22	30	4,691.75	65,405.36	0.00	65,405.36	256.19	0.00	0.00	65,149.17	4,963.83
Totals			4,691.75	2,349,103.08	0.00	2,349,103.08	256.19	0.00	0.00	2,348,846.89	4,963.83

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	Additional Information
Total Available Distribution Amount (1)	2,751,693.83
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 29

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,362,191.65	Master Servicing Fee	5,503.74
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	5,682.30
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	298.62
ARD Interest	0.00	Operating Advisor Fee	1,098.90
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	215.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,362,191.65	Total Fees	13,088.57

Principal		Expenses/Reimbursements
Scheduled Principal	402,846.94	Reimbursement for Interest on Advances	256.19
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	0.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	402,846.94	Total Expenses/Reimbursements	256.19

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,348,846.89
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	402,846.94
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	2,751,693.83
Total Funds Collected	2,765,038.59	Total Funds Distributed	2,765,038.59

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 29

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	693,557,869.72	693,557,869.72	Beginning Certificate Balance	693,557,869.57
(-) Scheduled Principal Collections	402,846.94	402,846.94	(-) Principal Distributions	402,846.94
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	693,155,022.78	693,155,022.78	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	693,613,907.66	693,613,907.66	Ending Certificate Balance	693,155,022.63
Ending Actual Collateral Balance	693,210,885.83	693,210,885.83

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.15)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.15)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.06%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 29

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	1	3,255,623.12	0.47%	84	4.2500	NAP	Defeased	1	3,255,623.12	0.47%	84	4.2500	NAP
1,000,000 or less	1	861,914.00	0.12%	85	5.1020	1.893400	1.30 or less	7	144,959,078.30	20.91%	84	4.0287	0.731674
1,000,001 to 2,000,000	6	8,314,538.90	1.20%	85	4.4987	2.125986	1.31 to 1.40	3	51,515,922.95	7.43%	85	4.1046	1.352922
2,000,001 to 3,000,000	7	16,619,717.81	2.40%	84	4.0849	3.923759	1.41 to 1.50	2	26,949,895.84	3.89%	85	4.1319	1.434832
3,000,001 to 4,000,000	5	17,574,345.20	2.54%	84	4.3475	2.429182	1.51 to 1.60	2	12,553,566.79	1.81%	85	4.4809	1.534343
4,000,001 to 5,000,000	4	17,729,213.01	2.56%	84	4.1983	1.989784	1.61 to 1.70	3	56,000,000.00	8.08%	84	4.0578	1.665884
5,000,001 to 6,000,000	5	27,474,639.45	3.96%	84	4.3192	1.722100	1.71 to 1.80	4	48,558,556.83	7.01%	85	3.8442	1.784172
6,000,001 to 7,000,000	2	13,285,534.06	1.92%	85	4.5051	1.498103	1.81 to 1.90	4	11,366,043.85	1.64%	84	4.3178	1.853227
7,000,001 to 8,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.91 to 2.00	1	9,754,067.12	1.41%	85	4.3500	1.930400
8,000,001 to 9,000,000	4	33,800,461.59	4.88%	84	4.3238	2.126860	2.01 to 2.50	17	124,744,589.63	18.00%	77	3.9256	2.292480
9,000,001 to 10,000,000	3	29,504,067.12	4.26%	85	3.8652	2.363229	2.51 to 3.50	12	193,675,389.82	27.94%	75	3.7744	2.922875
10,000,001 to 15,000,000	5	61,325,019.32	8.85%	68	4.3880	2.017349	3.51 to 4.00	1	2,272,288.53	0.33%	83	4.5000	3.591800
15,000,001 to 20,000,000	6	102,184,068.18	14.74%	84	4.1856	1.727239	4.01 or greater	3	7,550,000.00	1.09%	84	3.7374	5.801983
20,000,001 to 30,000,000	6	151,973,353.23	21.92%	73	3.7985	2.144175	Totals	60	693,155,022.78	100.00%	80	3.9550	1.968873
30,000,001 or greater	5	209,252,527.79	30.19%	85	3.6048	1.721135
Totals	60	693,155,022.78	100.00%	80	3.9550	1.968873
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 29

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	1	3,255,623.12	0.47%	84	4.2500	NAP	Virgin Islands	1	18,375,000.00	2.65%	84	4.3000	2.968700
Arizona	4	22,305,013.22	3.22%	83	4.3910	2.153356	Washington	2	11,824,462.95	1.71%	84	4.2245	1.784486
California	7	71,864,281.16	10.37%	84	4.0330	1.819935	Wisconsin	1	12,733,230.68	1.84%	83	4.0510	2.394300
Connecticut	4	15,157,699.37	2.19%	33	3.2895	3.300209	Totals	85	693,155,022.78	100.00%	80	3.9550	1.968873
Delaware	1	26,567,920.34	3.83%	85	3.8500	1.359700
									Property Type³
Florida	9	31,724,915.38	4.58%	85	4.3327	1.640802
Georgia	2	6,445,987.14	0.93%	85	4.3289	2.339961		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Idaho	1	1,571,765.67	0.23%	84	4.5000	2.376600		Properties	Balance	Agg. Bal.			DSCR¹
Illinois	1	1,019,341.00	0.15%	85	4.8220	2.014300	Defeased	1	3,255,623.12	0.47%	84	4.2500	NAP
Indiana	2	5,962,006.29	0.86%	84	4.7667	3.054307	Industrial	5	34,933,493.90	5.04%	85	4.3473	1.903297
Maine	1	3,800,000.00	0.55%	84	4.2000	2.909900	Lodging	7	70,598,229.99	10.19%	83	4.6775	1.443645
Maryland	4	11,805,265.18	1.70%	84	4.4515	2.464103	Mixed Use	2	47,600,000.00	6.87%	85	3.8685	1.748653
Massachusetts	2	9,771,428.57	1.41%	25	3.1750	3.454600	Mobile Home Park	22	50,265,550.05	7.25%	84	4.3778	2.107097
Michigan	1	43,752,527.79	6.31%	84	4.0800	1.259600	Multi-Family	4	27,387,500.00	3.95%	84	3.9982	3.112073
Mississippi	1	10,304,288.64	1.49%	75	6.5650	1.254700	Office	8	180,061,837.84	25.98%	84	3.9619	1.899722
Missouri	1	1,300,160.87	0.19%	85	4.4500	2.305000	Other	1	60,000,000.00	8.66%	85	3.3000	0.163200
Nevada	1	2,450,000.00	0.35%	84	3.6500	8.118500	Retail	17	138,246,043.85	19.94%	84	3.7915	2.147730
New Jersey	5	74,528,571.43	10.75%	73	3.2756	0.804824	Self Storage	18	80,806,744.02	11.66%	51	3.6667	3.201788
New Mexico	2	25,495,771.31	3.68%	84	4.4225	0.850420	Totals	85	693,155,022.78	100.00%	80	3.9550	1.968873
New York	4	92,263,308.31	13.31%	85	3.4177	2.261565
North Carolina	1	1,213,091.20	0.18%	85	4.3500	3.413200
Ohio	5	16,097,189.98	2.32%	85	4.5000	1.329100
Pennsylvania	8	90,522,305.66	13.06%	80	3.9925	2.639002
South Carolina	1	15,257,178.00	2.20%	85	4.0700	1.157500
Texas	12	65,786,689.51	9.49%	84	4.0666	2.292434

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 29

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	3,255,623.12	0.47%	84	4.2500	NAP	Defeased	1	3,255,623.12	0.47%	84	4.2500	NAP
	3.250% or less	3	90,500,000.00	13.06%	55	3.0946	2.988048	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.251% to 3.500%	2	60,000,000.00	8.66%	85	3.3000	0.542667	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	3.501% to 3.750%	5	85,150,000.00	12.28%	84	3.6488	2.168430	25 months to 36 months	50	629,222,417.88	90.78%	80	3.8762	1.962899
	3.751% to 4.000%	5	65,466,853.67	9.44%	85	3.9095	2.137361	37 months to 48 months	9	60,676,981.78	8.75%	81	4.7569	2.017885
	4.001% to 4.250%	15	189,477,519.73	27.34%	84	4.1117	1.830609	49 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	4.251% to 4.500%	19	147,306,213.89	21.25%	84	4.3567	1.909476	Totals	60	693,155,022.78	100.00%	80	3.9550	1.968873
	4.501% to 4.750%	7	39,813,268.73	5.74%	84	4.6495	2.141048
	4.751% to 5.000%	1	1,019,341.00	0.15%	85	4.8220	2.014300
	5.001% to 6.500%	1	861,914.00	0.12%	85	5.1020	1.893400
	6.501% or greater	1	10,304,288.64	1.49%	75	6.5650	1.254700
	Totals	60	693,155,022.78	100.00%	80	3.9550	1.968873
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 29

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	3,255,623.12	0.47%	84	4.2500	NAP	Defeased	1	3,255,623.12	0.47%	84	4.2500	NAP
	59 months or less	2	45,000,000.00	6.49%	25	3.1750	3.109733	Interest Only	15	299,461,255.00	43.20%	76	3.5374	2.065428
	60 months or greater	57	644,899,399.66	93.04%	84	4.0080	1.888049	299 months or less	4	22,561,814.55	3.25%	80	5.5079	1.601985
	Totals	60	693,155,022.78	100.00%	80	3.9550	1.968873	300 months or greater	40	367,876,330.11	53.07%	84	4.1972	1.910643
								Totals	60	693,155,022.78	100.00%	80	3.9550	1.968873
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 29

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	1	3,255,623.12	0.47%	84	4.2500	NAP				None
Underwriter's Information		3	45,405,432.89	6.55%	65	3.6047	1.979494
	12 months or less	53	639,220,747.75	92.22%	82	3.9731	1.965420
	13 months to 24 months	3	5,273,219.02	0.76%	85	4.5963	2.147180
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	60	693,155,022.78	100.00%	80	3.9550	1.968873
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	300572011	98	Secaucus	NJ	Actual/360	3.300%	142,083.33	0.00	0.00	N/A	10/06/29	--	50,000,000.00	50,000,000.00	09/06/22
1A	300572014				Actual/360	3.300%	28,416.67	0.00	0.00	N/A	10/06/29	--	10,000,000.00	10,000,000.00	09/06/22
2	883101034	RT	Brooklyn	NY	Actual/360	3.015%	118,129.38	0.00	0.00	N/A	10/06/29	--	45,500,000.00	45,500,000.00	09/06/22
3	300572035	SS	Various	Various	Actual/360	3.175%	82,020.83	0.00	0.00	N/A	10/06/24	--	30,000,000.00	30,000,000.00	09/06/22
3A	300572037				Actual/360	3.175%	41,010.42	0.00	0.00	N/A	10/06/24	--	15,000,000.00	15,000,000.00	09/06/22
4	600950946	OF	Ann Arbor	MI	Actual/360	4.080%	153,930.04	60,577.27	0.00	N/A	09/11/29	--	43,813,105.06	43,752,527.79	09/11/22
5	28002292	OF	Berwyn	PA	Actual/360	4.140%	135,113.50	0.00	0.00	N/A	10/06/29	--	37,900,000.00	37,900,000.00	09/06/22
6	310948689	MU	New York	NY	Actual/360	3.636%	100,505.10	0.00	0.00	N/A	10/11/29	--	32,100,000.00	32,100,000.00	09/11/22
7	310951139	OF	Mountain View	CA	Actual/360	3.688%	95,273.33	0.00	0.00	N/A	09/11/29	--	30,000,000.00	30,000,000.00	09/11/22
8	883101031	OF	Wilmington	DE	Actual/360	3.850%	88,207.25	38,370.97	0.00	N/A	10/06/29	--	26,606,291.31	26,567,920.34	09/06/22
9	28002298	IN	Coatesville	PA	Actual/360	4.270%	85,305.11	0.00	0.00	N/A	10/06/29	--	23,200,000.00	23,200,000.00	09/06/22
10	300572005	RT	Temple	TX	Actual/360	3.990%	74,901.17	0.00	0.00	N/A	09/06/29	--	21,800,000.00	21,800,000.00	09/06/22
11	28002297	RT	Various	CA	Actual/360	4.070%	71,627.13	31,886.70	0.00	N/A	10/06/29	--	20,437,319.59	20,405,432.89	09/06/22
12	883101019	LO	Albuquerque	NM	Actual/360	4.330%	70,020.85	24,637.70	0.00	N/A	09/06/29	--	18,779,337.90	18,754,700.20	09/06/22
13	300572007	SS	St. Thomas	VI	Actual/360	4.300%	68,038.54	0.00	0.00	N/A	09/06/29	--	18,375,000.00	18,375,000.00	09/06/22
14	883101025	OF	Bensalem	PA	Actual/360	3.600%	56,420.00	0.00	0.00	N/A	09/06/29	--	18,200,000.00	18,200,000.00	09/06/22
15	300572017	Various Various		OH	Actual/360	4.500%	62,460.50	21,649.26	0.00	N/A	10/06/29	--	16,118,839.24	16,097,189.98	07/06/22
16	310948975	LO	Greenville	SC	Actual/360	4.070%	53,550.68	22,399.59	0.00	N/A	10/11/29	--	15,279,577.59	15,257,178.00	09/11/22
17	883101028	MU	Miami Beach	FL	Actual/360	4.350%	58,060.42	0.00	0.00	N/A	10/06/29	--	15,500,000.00	15,500,000.00	09/06/22
18	300571996	MF	Abilene	TX	Actual/360	4.150%	45,697.55	0.00	0.00	N/A	09/06/29	--	12,787,500.00	12,787,500.00	09/06/22
19	883101018	OF	Milwaukee	WI	Actual/360	4.051%	44,476.60	16,769.32	0.00	N/A	08/06/29	--	12,750,000.00	12,733,230.68	09/06/22
20	28002183	LO	Pascagoula	MS	Actual/360	6.565%	58,344.72	16,375.46	0.00	N/A	12/06/28	--	10,320,664.10	10,304,288.64	09/06/22
21	300572022	RT	Palm Springs	CA	Actual/360	4.683%	42,342.12	0.00	0.00	N/A	07/06/29	--	10,500,000.00	10,500,000.00	09/06/22
22	322590022	MH	Various	Various	Actual/360	4.350%	36,591.18	14,434.53	0.00	N/A	10/11/29	--	9,768,501.65	9,754,067.12	09/11/22
23	300572021	MF	Stafford	TX	Actual/360	3.960%	33,247.50	0.00	0.00	N/A	10/06/29	--	9,750,000.00	9,750,000.00	09/06/22
24	322590024	RT	Brooklyn	NY	Actual/360	4.150%	31,672.52	12,076.78	0.00	N/A	09/11/29	--	8,862,889.41	8,850,812.63	09/11/22
25	883101022	LO	Calistoga	CA	Actual/360	4.450%	32,844.89	12,489.80	0.00	N/A	09/06/29	--	8,571,338.07	8,558,848.27	09/06/22
26	322590026	MH	Various	TX	Actual/360	4.100%	28,786.20	12,648.06	0.00	N/A	10/11/29	--	8,153,448.75	8,140,800.69	08/11/22

© 2021 Computershare. All rights reserved. Confidential.																Page 13 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
27	322590027	MH	Star Valley	AZ	Actual/360	4.600%	32,679.17	0.00	0.00	N/A	08/11/29	--	8,250,000.00	8,250,000.00	09/11/22
28	300572008	LO	Roswell	NM	Actual/360	4.680%	27,221.07	13,538.03	0.00	N/A	10/06/29	--	6,754,609.14	6,741,071.11	09/06/22
29	410951674	OF	Bellevue	WA	Actual/360	4.325%	24,410.03	9,787.83	0.00	N/A	09/11/29	--	6,554,250.78	6,544,462.95	09/11/22
30	883101015	LO	Scottsdale	AZ	Actual/360	4.355%	22,091.48	8,791.11	0.00	N/A	08/06/29	--	5,890,842.59	5,882,051.48	09/06/22
31	322590031	RT	Brooklyn	NY	Actual/360	4.250%	21,300.39	7,724.06	0.00	N/A	10/11/29	--	5,820,219.74	5,812,495.68	09/11/22
32	410951763	RT	Miami	FL	Actual/360	4.200%	19,530.00	0.00	0.00	N/A	10/11/29	--	5,400,000.00	5,400,000.00	09/11/22
33	300572002	LO	Indianapolis	IN	Actual/360	4.710%	20,713.78	7,065.51	0.00	N/A	09/06/29	--	5,107,157.80	5,100,092.29	09/06/22
34	300571995	RT	Millwood	WA	Actual/360	4.100%	18,641.33	0.00	0.00	N/A	09/06/29	--	5,280,000.00	5,280,000.00	09/06/22
35	410951692	RT	Various	TX	Actual/360	3.800%	15,237.50	7,687.60	0.00	N/A	09/11/29	--	4,656,620.93	4,648,933.33	09/11/22
36	322590036	SS	Laredo	TX	Actual/360	4.300%	16,702.34	6,804.05	0.00	N/A	08/11/29	--	4,510,758.39	4,503,954.34	09/11/22
37	322590037	MH	Various	FL	Actual/360	4.600%	17,080.76	8,749.33	0.00	N/A	10/11/29	--	4,312,112.93	4,303,363.60	09/11/22
38	322590038	MH	Mesa	AZ	Actual/360	4.120%	15,182.98	6,613.19	0.00	N/A	10/11/29	--	4,279,574.93	4,272,961.74	09/11/22
39	883101016	RT	Mesa	AZ	Actual/360	4.300%	14,440.83	0.00	0.00	N/A	08/06/29	--	3,900,000.00	3,900,000.00	09/06/22
40	300571997	SS	Gorham	ME	Actual/360	4.200%	13,743.33	0.00	0.00	N/A	09/06/29	--	3,800,000.00	3,800,000.00	09/06/22
41	322590041	MH	Salisbury	MD	Actual/360	4.600%	13,599.34	4,855.86	0.00	N/A	09/11/29	--	3,433,213.92	3,428,358.06	09/11/22
42	322590042	MH	Marietta	GA	Actual/360	4.400%	12,869.42	4,657.21	0.00	N/A	10/11/29	--	3,396,621.23	3,391,964.02	09/11/22
43	322590043	LO	Warner Robins	GA	Actual/360	4.250%	11,932.76	4,940.78	0.00	N/A	09/11/29	--	3,260,563.90	3,255,623.12	09/11/22
44	883101029	RT	Alpharetta	GA	Actual/360	4.250%	11,191.73	4,058.41	0.00	N/A	10/06/29	--	3,058,081.53	3,054,023.12	09/06/22
45	883101021	SS	Brooksville	FL	Actual/360	3.850%	8,951.25	0.00	0.00	N/A	09/06/29	--	2,700,000.00	2,700,000.00	09/06/22
46	322590046	SS	Dallas	TX	Actual/360	4.500%	9,451.91	3,498.97	0.00	N/A	10/11/29	--	2,439,203.63	2,435,704.66	09/11/22
47	410951601	MF	Reno	NV	Actual/360	3.650%	7,700.49	0.00	0.00	N/A	09/11/29	--	2,450,000.00	2,450,000.00	09/11/22
48	410951605	MF	San Rafael	CA	Actual/360	3.700%	7,646.67	0.00	0.00	N/A	09/11/29	--	2,400,000.00	2,400,000.00	09/11/22
49	322590049	MH	Mount Dora	FL	Actual/360	4.420%	8,883.46	2,831.89	0.00	N/A	08/11/29	--	2,334,000.00	2,331,168.11	09/11/22
50	322590050	SS	Elkton	MD	Actual/360	4.500%	8,815.62	2,711.47	0.00	N/A	08/11/29	--	2,275,000.00	2,272,288.53	09/11/22
51	322590051	MH	Beacon Falls	CT	Actual/360	4.030%	7,057.02	3,005.06	0.00	N/A	10/11/29	--	2,033,561.57	2,030,556.51	09/11/22
52	322590052	SS	Waco	TX	Actual/360	4.360%	6,465.82	2,380.80	0.00	N/A	10/11/29	--	1,722,177.29	1,719,796.49	09/11/22
53	322590053	MH	Homedale	ID	Actual/360	4.500%	6,099.39	2,271.05	0.00	N/A	09/11/29	--	1,574,036.72	1,571,765.67	09/11/22
54	322590054	MH	Ocala	FL	Actual/360	4.600%	5,911.94	2,110.94	0.00	N/A	09/11/29	--	1,492,494.61	1,490,383.67	09/11/22

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					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity		Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments	Repay Date	Date	Date	Balance	Balance	Date
55	322590055	MH	Springfield	MO	Actual/360	4.450%	4,989.37	1,886.39	0.00	N/A	10/11/29	--	1,302,047.26	1,300,160.87	09/11/22
56	410951854	RT	Cape Carteret	NC	Actual/360	4.350%	4,553.63	2,561.96	0.00	N/A	10/11/29	--	1,215,653.16	1,213,091.20	09/11/22
57	28002303	RT	Chillicothe	IL	Actual/360	4.822%	4,232.59	0.00	0.00	10/06/29	06/06/34	--	1,019,341.00	1,019,341.00	09/06/22
58	28002304	RT	Poseyville	IN	Actual/360	5.102%	3,786.72	0.00	0.00	10/06/29	04/06/34	--	861,914.00	861,914.00	09/06/22
Totals							2,362,191.65	402,846.94	0.00				693,557,869.72	693,155,022.78
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	5,129,014.88	136,953.00	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
1A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2	6,993,843.00	2,026,432.46	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
3	6,963,427.11	3,913,655.74	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	17,914.91	0.00
3A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4	0.00	1,780,623.05	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
5	3,844,588.83	2,364,131.63	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
6	2,315,527.80	538,634.28	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
7	9,464,386.31	4,308,300.36	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
8	2,565,378.16	636,951.68	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
9	2,158,146.89	1,148,335.67	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
10	2,339,961.74	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12	648,807.89	957,593.20	07/01/21	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
13	2,474,601.78	1,194,530.52	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
14	2,057,756.79	1,013,996.89	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
15	1,498,832.14	0.00	--	--	--	0.00	0.00	83,864.08	168,080.63	0.00	0.00
16	899,096.62	1,197,978.04	07/01/21	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
17	624,467.26	592,729.69	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
18	0.00	596,224.19	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,557,315.34	694,524.07	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
20	938,040.52	1,305,958.13	07/01/21	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
21	3,137,015.75	1,447,334.49	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,145,607.56	598,655.88	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,084,195.19	550,284.42	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
24	733,320.00	181,059.23	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,669,412.59	1,573,146.89	04/01/21	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
26	971,633.88	228,709.38	01/01/22	03/31/22	--	0.00	0.00	41,399.15	41,399.15	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
27	0.00	527,645.54	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
28	902,107.00	860,244.53	07/01/21	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
29	605,332.25	304,756.60	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
30	452,773.59	802,418.13	04/01/21	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
31	516,428.00	133,098.00	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
32	(6,804.55)	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
33	968,894.60	1,181,273.05	04/01/21	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
34	481,392.00	240,696.00	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
35	567,757.08	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
36	529,997.30	299,438.18	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
37	608,336.02	316,539.53	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
38	432,499.12	240,463.92	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
39	282,245.56	171,542.30	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
40	492,564.38	238,321.34	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
41	537,668.67	299,823.44	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
42	377,910.20	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
43	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
44	279,566.64	180,482.14	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
45	340,730.35	238,698.01	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
46	266,780.33	140,963.27	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
47	746,906.83	390,953.84	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
48	573,483.93	233,164.33	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
49	151,129.12	96,534.25	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
50	346,391.44	188,029.17	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
51	235,735.00	140,435.12	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
52	187,040.20	113,985.93	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
53	214,309.92	120,761.10	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
54	62,733.74	38,502.23	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	1,166.82	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
55	197,342.19	96,795.64	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
56	292,929.12	146,463.57	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
57	101,697.71	50,848.37	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
58	85,772.25	42,886.61	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	73,046,028.02	36,822,507.03				0.00	0.00	125,263.23	209,479.78	19,081.73	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
09/16/22	1	16,097,189.98	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.955039%	3.933127%	80
08/17/22	1	16,118,839.24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.955244%	3.933328%	81
07/15/22	1	16,140,404.93	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.955441%	3.933522%	82
06/17/22	1	16,163,900.06	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.955655%	3.933733%	83
05/17/22	1	16,185,291.81	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.955850%	3.933925%	84
04/18/22	1	16,208,619.25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.956063%	3.934134%	85
03/17/22	1	16,229,838.39	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.956256%	3.934324%	86
02/17/22	1	16,257,048.48	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.956502%	3.934567%	87
01/18/22	1	16,278,080.68	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.956693%	3.932815%	88
12/17/21	1	16,299,031.69	0	0.00	0	0.00	1	5,400,000.00	0	0.00	0	0.00	0	0.00	0	0.00	3.956882%	3.933002%	89
11/18/21	1	16,321,934.20	0	0.00	0	0.00	1	5,400,000.00	0	0.00	0	0.00	0	0.00	0	0.00	3.957089%	3.933207%	90
10/18/21	1	16,342,715.94	0	0.00	0	0.00	1	5,400,000.00	0	0.00	1	5,400,000.00	0	0.00	0	0.00	3.957276%	3.933392%	91
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding			Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal		Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance		Date	Code²	Date	Date	REO Date
15	300572017	07/06/22	1	1	83,864.08	168,080.63	0.00		16,140,404.93
26	322590026	08/11/22	0	B	41,399.15	41,399.15	0.00		8,153,448.75
Totals					125,263.23	209,479.78	0.00		24,293,853.68
1 Mortgage Loan Status								2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon				1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon				2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent								3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
								4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
								5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0		0	0
0 - 6 Months		0	0		0	0
7 - 12 Months		0	0		0	0
13 - 24 Months		0	0		0	0
25 - 36 Months		45,000,000	45,000,000		0	0
37 - 48 Months		0	0		0	0
49 - 60 Months		0	0		0	0
> 60 Months		648,155,023	632,057,833		16,097,190	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Sep-22	693,155,023	677,057,833	16,097,190	0	0	0
Aug-22	693,557,870	677,439,030	16,118,839	0	0	0
Jul-22	693,936,995	677,796,590	16,140,405	0	0	0
Jun-22	694,345,729	678,181,829	16,163,900	0	0	0
May-22	694,721,936	678,536,644	16,185,292	0	0	0
Apr-22	695,127,856	678,919,237	16,208,619	0	0	0
Mar-22	695,501,166	679,271,328	16,229,838	0	0	0
Feb-22	695,966,715	679,709,666	16,257,048	0	0	0
Jan-22	696,336,915	680,058,834	16,278,081	0	0	0
Dec-21	696,705,745	680,406,713	16,299,032	0	0	0
Nov-21	697,104,552	680,782,618	16,321,934	0	0	0
Oct-21	697,470,540	681,127,824	16,342,716	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
No specially serviced loans this period

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
No specially serviced loans this period
1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
12	883101019	19,060,000.00	4.33000%	19,060,000.00 4.33000%		10	07/07/20	08/06/20	08/11/20
25	883101022	8,895,239.84	4.45000%	8,895,239.84 4.45000%		10	06/05/20	06/06/20	07/13/20
32	410951763	0.00	4.20000%		4.20000%	8	09/17/21	09/17/21	--
Totals		27,955,239.84		27,955,239.84
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
4	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	256.19	0.00	0.00	0.00
Total	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	256.19	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total			256.19

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Supplemental Notes
None

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